DERIVATIVE LIABILITIES - PREFERRED SHARES	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 15 -	DERIVATIVE LIABILITIES – PREFERRED SHARES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2013 and March 31, 2012, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal 2013
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2013	—	1,375	1,800	3,175

Underlying common shares into which Preferred may convert	—	9,166,669	74,074,075	83,240,744

Closing price on valuation date	$0.0761	$0.0761	$0.0761	$0.0761

Preferred stock derivative liability at March 31, 2013	$—	$697,584	$5,637,037	$6,334,621

Change in preferred stock derivative liability for Fiscal 2013				$561,684

The change of $561,684 in value of the preferred stock derivative liability occurring during Fiscal 2013 is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income. During Fiscal 2013 there was a net increase in the value of the preferred stock derivative liability, so therefore the amount shown above represents another expense item on the income statement.

Preferred Stock Derivative Liabilities – Fiscal 2012
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

Change in preferred stock derivative liability for Fiscal 2012				$11,227,957

The change of $11,227,957 in value of the preferred stock derivative liability occurring during the 2012 Fiscal Year is included in the amount reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.